Shareholder Report, Holdings (Details) - C000226900 [Member]	Sep. 30, 2025
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cincinnati Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%